Financial risk - Bank’s interest rate gap position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Securities and other financial assets	$ 1,023,632	$ 831,913
Loans and receivables, gross	6,763,020
Liabilities [abstract]
Repurchase agreements and cash collateral on securities lent	(300,498)	(427,497)
Borrowings	(4,416,511)	(3,304,178)	$ (1,966,271)	$ (3,118,396)
Interest rate and foreign exchange risk
Assets [abstract]
Demand Deposits and Time Deposits	1,241,586	1,253,052
Securities and other financial assets	1,019,943	824,611
Loans and receivables, gross	6,763,020	5,739,918
Interest Rate Gap Position on Total Assets	9,024,549	7,817,581
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(3,190,716)	(3,036,228)
Repurchase agreements and cash collateral on securities lent	(300,498)	(427,497)
Borrowings	(4,416,511)	(3,304,178)
Interest Rate Gap Position on Total Liabilities	(7,907,725)	(6,767,903)
Net effect of derivative financial instruments held for interest risk management	12,527	(17,650)
Total Interest Rate Sensitivity	1,129,351	1,032,028
Interest rate risk | Not later than three months [member]
Assets [abstract]
Demand Deposits and Time Deposits	1,233,700	1,249,545
Securities and other financial assets	112,736	26,693
Loans and receivables, gross	2,956,268	2,510,544
Interest Rate Gap Position on Total Assets	4,302,704	3,786,782
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(2,746,776)	(2,634,776)
Repurchase agreements and cash collateral on securities lent	(52,164)	(332,417)
Borrowings	(1,354,457)	(1,265,779)
Interest Rate Gap Position on Total Liabilities	(4,153,397)	(4,232,972)
Net effect of derivative financial instruments held for interest risk management	476	2,791
Total Interest Rate Sensitivity	149,783	(443,399)
Interest rate risk | Later than three months and not later than six months [member]
Assets [abstract]
Demand Deposits and Time Deposits	0	0
Securities and other financial assets	114,815	28,906
Loans and receivables, gross	2,531,067	1,593,471
Interest Rate Gap Position on Total Assets	2,645,882	1,622,377
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(250,299)	(309,601)
Repurchase agreements and cash collateral on securities lent	(62,968)	(60,052)
Borrowings	(953,503)	(653,454)
Interest Rate Gap Position on Total Liabilities	(1,266,770)	(1,023,107)
Net effect of derivative financial instruments held for interest risk management	41	(1,230)
Total Interest Rate Sensitivity	1,379,153	598,040
Interest rate risk | Later than six months and not later than one year [member]
Assets [abstract]
Demand Deposits and Time Deposits	0	0
Securities and other financial assets	82,666	121,834
Loans and receivables, gross	1,007,343	1,378,589
Interest Rate Gap Position on Total Assets	1,090,009	1,500,423
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(153,862)	(78,439)
Repurchase agreements and cash collateral on securities lent	(53,740)	0
Borrowings	(1,083,543)	(452,621)
Interest Rate Gap Position on Total Liabilities	(1,291,145)	(531,060)
Net effect of derivative financial instruments held for interest risk management	2,145	(7,773)
Total Interest Rate Sensitivity	(198,991)	961,590
Interest rate risk | Later than one year and not later than five years [member]
Assets [abstract]
Demand Deposits and Time Deposits	0	0
Securities and other financial assets	701,749	647,178
Loans and receivables, gross	240,949	246,721
Interest Rate Gap Position on Total Assets	942,698	893,899
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(35,082)	(8,000)
Repurchase agreements and cash collateral on securities lent	(131,626)	(35,028)
Borrowings	(999,151)	(915,938)
Interest Rate Gap Position on Total Liabilities	(1,165,859)	(958,966)
Net effect of derivative financial instruments held for interest risk management	12,215	(10,722)
Total Interest Rate Sensitivity	(210,946)	(75,789)
Interest rate risk | Later than five years [member]
Assets [abstract]
Demand Deposits and Time Deposits	0	0
Securities and other financial assets	7,977	0
Loans and receivables, gross	27,393	10,593
Interest Rate Gap Position on Total Assets	35,370	10,593
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	0	0
Repurchase agreements and cash collateral on securities lent	0	0
Borrowings	(25,857)	(16,386)
Interest Rate Gap Position on Total Liabilities	(25,857)	(16,386)
Net effect of derivative financial instruments held for interest risk management	(2,350)	(716)
Total Interest Rate Sensitivity	7,163	(6,509)
Non Interest Rate Risk [Member]
Assets [abstract]
Demand Deposits and Time Deposits	7,886	3,507
Securities and other financial assets	0	0
Loans and receivables, gross	0	0
Interest Rate Gap Position on Total Assets	7,886	3,507
Liabilities [abstract]
Balances on Term Deposits And Time Deposits From Customers	(4,697)	(5,412)
Repurchase agreements and cash collateral on securities lent	0	0
Borrowings	0	0
Interest Rate Gap Position on Total Liabilities	(4,697)	(5,412)
Net effect of derivative financial instruments held for interest risk management	0	0
Total Interest Rate Sensitivity	$ 3,189	$ (1,905)